Average Annual Total Returns		12 Months Ended	48 Months Ended	60 Months Ended	78 Months Ended
	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%		14.42%	15.32%
FTSE Shariah USA Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	FTSE Shariah USA Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		19.05%		14.33%	16.77%
MSCI AC World Index ex USA Net (USD) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI ACWI ex USA Index (USD)(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		32.39%	8.18%
Dow Jones Islamic Juneket International Titans 100 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Dow Jones Islamic Market International Titans 100 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		26.16%	5.66%
Wahed FTSE USA Shariah ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		18.47%		13.75%	16.15%
Performance Inception Date	Jul. 15, 2019
Wahed FTSE USA Shariah ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		18.30%		13.54%	15.89%
Wahed FTSE USA Shariah ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		11.03%		11.00%	13.22%
Wahed Dow Jones Islamic World ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		26.45%	5.63%
Performance Inception Date	Jan. 07, 2022
Wahed Dow Jones Islamic World ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		26.31%	5.48%
Wahed Dow Jones Islamic World ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		16.05%	4.46%